Interest in Other Entities (Details) - Detail 10 ₪ in Thousands, $ in Thousands														1 Months Ended			12 Months Ended
	Sep. 05, 2023 USD ($)	Sep. 05, 2023 ILS (₪)	Jul. 31, 2023 shares	Feb. 12, 2023 USD ($)	Nov. 15, 2022 USD ($)	Nov. 02, 2022 USD ($)	Nov. 02, 2022 ILS (₪)	Oct. 30, 2022	Aug. 25, 2022 USD ($)	Feb. 22, 2022 USD ($)	Dec. 15, 2021 USD ($)	Oct. 13, 2021 USD ($)	Oct. 13, 2021 ILS (₪)	Dec. 19, 2023 USD ($)	Jun. 20, 2023 USD ($) shares	Jul. 31, 2020 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 ILS (₪) shares	Dec. 26, 2023 shares	Nov. 06, 2023 shares	Aug. 08, 2023 shares	Jul. 03, 2023 shares	Jun. 13, 2023 shares	Jun. 09, 2023 shares	Jun. 03, 2023 shares	Mar. 22, 2023 USD ($) shares	Aug. 30, 2022 shares	Jun. 30, 2022 USD ($)	May 08, 2022 USD ($)	Jan. 31, 2022 USD ($)	Jan. 28, 2022 USD ($)	Dec. 31, 2021 USD ($)	Oct. 14, 2020 USD ($)
Interest in Other Entities (Details) - Detail 10 [Line Items]
Invested amount											$ 2,000						$ 250																$ 741	$ 750
Outstanding discounted percentage																	20.00%
Fair value amount																	$ 660
Cash																											$ 2,989					$ 4,335,000
Converted shares (in Shares) | shares			173,836
Shares issued (in Shares) | shares																	27,989,465	24,661,470	24,661,470	673,019	1,293,450	328,506		2,650,423	863,100	169,920	57	531,069
Issued and outstanding percentage	36.08%	36.08%												38.76%			19.90%
Several investors														$ 105
Invest an additional amount																$ 1,000
Consideration shares (in Shares) | shares																3,107,223
Equity financing least amount																$ 500
Pre-money valuation least																$ 10,000
Price percentage											125.00%
Option is exercisable term																	3 years
Fair value option amount																	$ 105
Aggregate amount				$ 180	$ 480					$ 1,000		$ 1,240	₪ 4,000				$ 3,858
Loan amount				$ 80	$ 200	$ 282	₪ 1,000		$ 810
Loan interest rate				4.00%													3.20%
Financing amount				$ 500
Discount percentage				20.00%				20.00%									20.00%
Fair value of loan	$ 721	₪ 2,748															$ 78	$ 940	₪ 3,307
Polyrizon Ltd. [Member]
Interest in Other Entities (Details) - Detail 10 [Line Items]
Investment, percentage																		37.03%	37.03%
Aggregate proceeds amount																														$ 90	$ 800
Invested amount																													$ 314
Polyrizon [Member]
Interest in Other Entities (Details) - Detail 10 [Line Items]
Invested amount															$ 120
Purchase agreement amount															450
Cash															$ 60
Shares issued (in Shares) | shares																							169,920
SAFEE [Member]
Interest in Other Entities (Details) - Detail 10 [Line Items]
Issued and outstanding percentage																	40.22%
SAFEE [Member]
Interest in Other Entities (Details) - Detail 10 [Line Items]
Fair value amount																		$ 302
Converted shares (in Shares) | shares															1,024,321
Converted discounted percentage															20.00%